Annual Operating Expenses {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-12 - Fidelity Advisor® Diversified Stock Fund	Nov. 28, 2020
Fidelity Advisor Diversified Stock Fund-Destiny Class A
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.87%
Fee waiver and/or expense reimbursement	0.06%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.81%
Fidelity Advisor Diversified Stock Fund-Class M
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%
Total annual operating expenses	1.17%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.17%
Fidelity Advisor Diversified Stock Fund-Class C
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual operating expenses	1.73%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.73%
Fidelity Advisor Diversified Stock Fund-Class I
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.61%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.61%
Fidelity Advisor Diversified Stock Fund-Class Z
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.49%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.49%

[1]

(a)Fidelity has contractually agreed to waive certain class-level expenses. The amount waived may vary from year to year. This arrangement will remain in effect for at least one year from the effective date of the prospectus. Fidelity may not terminate this arrangement without the approval of the Board of Trustees.